CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 18, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 25, 2018	Dec. 31, 2017
Current assets:
Total current assets	$ 430,019,000	$ 404,714,000				$ 101,971,000
Total assets	477,592,000	432,712,000				136,175,000
Current liabilities:
Accounts payable	3,815,000	7,721,000				6,923,000
Total current liabilities	43,390,000	65,393,000				56,344,000
Commitments and contingencies (Note 15)
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding	0	0				0
Common stock, $0.0001 par value; 400,000,000 shares authorized; 6,346,714 and 9,287,693 shares issued and outstanding (excluding 11,202,651 and 21,182,947 shares subject to possible redemption) at June 30, 2020 and December 31, 2019, respectively	19,000	18,000				14,000
Additional paid-in capital	746,824,000	656,717,000				240,464,000
Accumulated deficit	(354,914,000)	(315,682,000)				(164,016,000)
Total stockholders' equity	391,677,000	340,823,000		$ 52,880,000		76,246,000			$ 93,615,000		$ 111,479,000
Total liabilities and stockholders' equity	$ 477,592,000	$ 432,712,000				136,175,000
GRAF INDUSTRIAL CORP.
Current assets:
Cash			$ 382,747			698,322	$ 931,916		1,440,897	$ 0
Prepaid expenses			48,060			29,467			101,363
Total current assets			430,807			727,789			1,542,260
Investments held in Trust Account			117,294,619			248,988,147			244,890,301
Total assets			117,725,426			249,715,936			246,432,561
Current liabilities:
Accounts payable			167,737			28,004			110,177
Accrued expenses			359,196			500			100,000
Franchise tax payable			100,100			200,000			103,013
Income tax payable			71,879			155,308			214,655
Total current liabilities			698,912			32,886,462			15,664,594
Warrant liabilities			0		$ 0	32,502,650			15,136,749	0
Commitments and contingencies (Note 15)
Common stock, $0.0001 par value; 11,202,651 and 21,182,947 shares subject to possible redemption at June 30, 2020 and December 31, 2019, respectively			112,026,510			211,829,470			225,767,960
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding			0			0			0
Common stock, $0.0001 par value; 400,000,000 shares authorized; 6,346,714 and 9,287,693 shares issued and outstanding (excluding 11,202,651 and 21,182,947 shares subject to possible redemption) at June 30, 2020 and December 31, 2019, respectively			635			929			789
Additional paid-in capital			17,853,006			14,846,199			923,412
Accumulated deficit			(12,853,637)			(9,847,124)			4,075,806
Total stockholders' equity			5,000,004	$ 5,778,444		5,000,004	$ 5,000,003	$ 5,000,002	5,000,007	$ 0
Total liabilities and stockholders' equity			$ 117,725,426			$ 249,715,936			$ 246,432,561